CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Marketable Securities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities
Cost at the beginning of the period	kr 8,461
Cost at the end of the period	15,144	kr 8,461
Fair value adjustment for the period	40	199
Net book value at the end of the period	15,144	8,461	kr 15,144	kr 8,461
Marketable Securities
Marketable Securities
Fair value adjustment at the beginning of the period	79	(120)
Fair value adjustment for the period	(40)	199
Fair value adjustment at the end of the period	39	79
Net book value in percentage of cost			101.00%	101.00%
Cost | Marketable Securities
Marketable Securities
Cost at the beginning of the period	5,494	4,195
Additions for the period	5,812	3,521
Disposals and maturities for the period	(3,926)	(2,222)
Cost at the end of the period	7,380	5,494
Net book value at the end of the period	7,380	5,494	kr 7,380	kr 5,494
Net Book value | Marketable Securities
Marketable Securities
Cost at the beginning of the period	5,573
Cost at the end of the period	7,419	5,573
Net book value at the end of the period	kr 7,419	kr 5,573	kr 7,419	kr 5,573